UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 5.0%
Australia & New Zealand Banking Group Ltd.	22,700	$518,859
BHP Billiton Ltd. - ADR	17,425	796,767
Foster’s Group Ltd.	107,800	598,066
National Australia Bank Ltd.	42,100	1,108,457
Santos Ltd.	84,300	1,192,705
Treasury Wine Estates Ltd.(a)	37,766	142,725

		4,357,579

Belgium – 1.0%
Mobistar SA	4,720	328,987
Solvay SA	3,400	511,962

		840,949

Canada – 6.5%
Bank of Montreal	22,300	1,401,087
Bank of Nova Scotia	12,900	731,511
Enbridge, Inc.	29,000	952,148
National Bank of Canada	6,100	472,767
Royal Bank of Canada	27,700	1,490,167
Suncor Energy, Inc.	3,950	151,394
TransCanada Corp.	11,900	499,938

		5,699,012

Finland – 0.4%
Kesko Oyj, Class B	9,800	380,279

France – 4.1%
Bouygues SA	10,400	393,109
PPR	1,600	295,696
Sanofi SA	4,300	334,114
Schneider Electric SA	4,970	718,240
Societe Generale	4,300	212,849
Total SA	16,000	864,777
Vinci SA	13,100	759,170

		3,577,955

Germany – 3.5%
Allianz SE	5,300	690,672
BASF SE	12,200	1,101,801
RWE AG	4,200	220,185
SAP AG	7,250	453,288
Siemens AG	4,300	549,569

		3,015,515

Hong Kong – 2.4%
Esprit Holdings Ltd.	67,460	196,398
Hang Seng Bank Ltd.	20,300	318,613
Hopewell Holdings Ltd.	174,500	564,772
Power Assets Holdings Ltd.	120,900	1,000,552

		2,080,335

Italy – 1.6%
Enel SpA	63,300	364,568
ENI SpA	47,000	1,021,363

		1,385,931

Japan – 4.3%
Canon, Inc.	10,900	525,505
Hitachi Koki Co. Ltd.	36,400	331,843
Mitsui & Co. Ltd.	48,700	916,869
Oracle Corp.	13,300	445,629
Ricoh Co. Ltd.	49,000	527,109
Sharp Corp.	36,000	331,632
Takeda Pharmaceutical Co. Ltd.	13,800	658,232

		3,736,819

Netherlands – 0.4%
Koninklijke KPN NV	26,000	370,788

Portugal – 0.4%
Portugal Telecom SGPS SA	39,500	340,572

Singapore – 1.7%
Keppel Corp. Ltd.	68,800	632,349
K-Green Trust	14,200	12,619
Singapore Technologies Engineering Ltd.	165,000	413,277
United Overseas Bank Ltd.	24,347	412,936

		1,471,181

Spain – 1.7%
ACS Actividades De Construccion y Servicios SA	7,900	333,724
Banco Santander SA	43,700	459,957
Iberdrola SA	41,727	339,061
Indra Sistemas SA	15,900	315,155

		1,447,897

Sweden – 3.8%
Axfood AB	8,900	342,485
Hennes & Mauritz AB, Class B	25,500	871,833
Ratos AB, Class B	44,400	805,902
Scania AB, Class B	44,800	870,957
TeliaSonera AB	58,800	449,656

		3,340,833

Switzerland – 0.9%
Nestle SA	6,700	426,801
Zurich Financial Services AG(a)	1,424	338,631

		765,432

United Kingdom – 7.8%
AstraZeneca Plc	17,700	860,019
Barclays Plc - ADR	53,300	193,401
BHP Billiton Plc	14,150	528,572
British American Tobacco PLC	17,300	798,586
GlaxoSmithKline Plc	32,425	722,917
HSBC Holdings Plc	128,100	1,248,883
Man Group Plc	76,400	278,015
Royal Dutch Shell Plc, Class A - ADR	16,000	587,274
Scottish & Southern Energy Plc	35,000	749,917
Standard Chartered Plc	33,550	854,648

		6,822,232

United States – 46.3%
3M Co.(b)	6,000	522,840
Abbott Laboratories(b)	12,900	662,028
Aflac, Inc.(b)	8,500	391,510
Altria Group, Inc.(b)	48,700	1,280,810
Ameren Corp	26,000	749,320
American Express Co.(b)	10,600	530,424
AT&T Inc.(b)	74,850	2,190,111
Automatic Data Processing, Inc.(b)	10,800	556,092
Bank of America Corp.(b)	22,300	216,533
Bristol-Myers Squibb Co.	44,100	1,263,906
Caterpillar, Inc.(b)	12,450	1,229,935
CenturyLink, Inc.	15,000	556,650

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Chevron Corp.	19,425	$2,020,589
Chubb Corp.	7,300	456,104
Cincinnati Financial Corp.	14,500	396,285
The Coca-Cola Co.(b)	12,500	850,125
Consolidated Edison, Inc.	18,000	946,800
Dominion Resources, Inc.	6,300	305,235
Eaton Vance Corp.(b)	13,200	354,024
Emerson Electric Co.(b)	30,300	1,487,427
Equity Residential - REIT(b)	12,100	748,022
Exxon Mobil Corp.(b)	31,600	2,521,364
General Electric Co.	61,500	1,101,465
Genuine Parts Co.(b)	7,100	377,436
The Goldman Sachs Group, Inc.(b)	3,450	465,647
HCP, Inc. - REIT	13,825	507,792
Health Care REIT, Inc.(b)	12,500	659,750
Hewlett-Packard Co.(b)	7,500	263,700
Home Depot, Inc.(b)	13,800	482,034
Hudson City Bancorp, Inc.	30,625	252,656
Intel Corp.(b)	47,700	1,065,141
International Business Machines Corp.(b)	8,725	1,586,641
Johnson & Johnson(b)	8,500	550,715
Kraft Foods, Inc., Class A(b)	14,200	488,196
Liberty Property Trust - REIT	9,100	309,036
M&T Bank Corp.(b)	5,700	491,568
McDonald’s Corp.	14,800	1,279,904
Merck & Co., Inc.(b)	21,400	730,382
MetLife, Inc.(b)	9,200	379,132
Microchip Technology, Inc.(b)	21,700	732,375
Microsoft Corp.	41,800	1,145,320
PepsiCo, Inc.(b)	9,400	601,976
Pfizer, Inc.(b)	33,300	640,692
Philip Morris International, Inc.(b)	13,400	953,678
PPG Industries, Inc.(b)	8,500	715,700
Reynolds American, Inc.(b)	15,000	528,000
The Southern Co.(b)	11,000	434,940
T. Rowe Price Group, Inc.(b)	7,300	414,640
United Technologies Corp.(b)	11,800	977,512
Ventas, Inc.	13,313	720,633
Wal-Mart Stores, Inc.	11,050	582,445
Wells Fargo & Co.(b)	25,200	704,088

		40,379,328

Total Long-Term Investments (Cost – $80,305,844) – 91.8%		80,012,637

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)(d)	8,164,365	8,164,365

Total Short-Term Securities (Cost – $8,164,365) – 9.4%		8,164,365

Total Investments Before Outstanding Options Written (Cost – $88,470,209*) – 101.2%		88,177,002

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.2)%
3M Co., Strike Price USD 95, Expires 9/19/11	25	(875)
Abbott Laboratories, Strike Price USD 53.75, Expires 8/12/11	50	(217)
Aflac, Inc., Strike Price USD 48, Expires 9/19/11	34	(3,876)
Altria Group, Inc., Strike Price USD 27, Expires 9/19/11	200	(6,700)
American Express Co., Strike Price USD 52.50, Expires 8/22/11	40	(1,900)
AT&T Inc.:
Strike Price USD 31, Expires 8/22/11	70	(455)
Strike Price USD 30, Expires 9/19/11	230	(10,580)
Automatic Data Processing, Inc., Strike Price USD 52.50, Expires 8/22/11	45	(2,475)
Bank of America Corp., Strike Price USD 10, Expires 8/22/11	45	(1,260)
Caterpillar, Inc.:
Strike Price USD 111, Expires 8/22/11	25	(822)
Strike Price USD 110, Expires 9/19/11	25	(3,162)
The Coca-Cola Co., Strike Price USD 67.50, Expires 8/22/11	50	(6,775)
Eaton Vance Corp., Strike Price USD 30, Expires 8/22/11	53	(795)
Emerson Electric Co., Strike Price USD 55, Expires 8/22/11	120	(1,200)
Equity Residential, Strike Price USD 62.50, Expires 9/19/11	50	(7,875)
Exxon Mobil Corp., Strike Price USD 82.50, Expires 8/22/11	70	(4,025)
Genuine Parts Co., Strike Price USD 57, Expires 9/12/11	30	(1,254)
The Goldman Sachs Group, Inc.:
Strike Price USD 135, Expires 8/22/11	7	(2,660)
Strike Price USD 140, Expires 9/19/11	7	(2,223)
Health Care REIT, Inc., Strike Price USD 55, Expires 8/22/11	50	(750)
Hewlett-Packard Co., Strike Price USD 36, Expires 8/22/11	30	(2,415)
Home Depot, Inc., Strike Price USD 37, Expires 8/22/11	55	(1,430)
Intel Corp.:
Strike Price USD 23, Expires 8/22/11	20	(500)
Strike Price USD 23, Expires 9/19/11	170	(8,500)
International Business Machines Corp., Strike Price USD 175, Expires 8/22/11	40	(30,800)
Johnson & Johnson, Strike Price USD 67, Expires 8/22/11	35	(801)
Kraft Foods, Inc., Class A, Strike Price USD 35.20, Expires 9/09/11	25	(968)
M&T Bank Corp., Strike Price USD 85, Expires 8/22/11	22	(5,885)
Merck & Co., Inc., Strike Price USD 37, Expires 8/22/11	45	(158)
MetLife, Inc., Strike Price USD 42, Expires 8/22/11	35	(3,657)
Microchip Technology, Inc., Strike Price USD 34, Expires 9/19/11	87	(9,570)
Microsoft Corp., Strike Price USD 28, Expires 9/19/11	170	(10,880)
PepsiCo, Inc., Strike Price USD 67.50, Expires 9/19/11	40	(1,020)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
Pfizer, Inc.:
Strike Price USD 21, Expires 8/22/11	20	$(90)
Strike Price USD 20, Expires 8/22/11	25	(413)
Philip Morris International, Inc., Strike Price USD 70, Expires 8/22/11	53	(11,528)
PPG Industries, Inc., Strike Price USD 90, Expires 8/22/11	34	(850)
Reynolds American, Inc., Strike Price USD 38, Expires 8/22/11	60	(600)
The Southern Co., Strike Price USD 40, Expires 8/22/11	24	(732)
T. Rowe Price Group, Inc., Strike Price USD 60, Expires 8/22/11	30	(2,025)
United Technologies Corp., Strike Price USD 87.50, Expires 8/22/11	47	(1,833)
Wells Fargo & Co., Strike Price USD 29, Expires 9/19/11	100	(7,900)

Total Exchange-Traded Call Options Written		(162,434)

Over-the-Counter Call Options Written – (0.4)%
ACS Actividades De Construccion y Servicios SA, Strike Price EUR 31.01, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	3,200	(419)
Allianz SE, Strike Price EUR 90.52, Expires 9/06/11, Broker UBS Securities LLC	2,200	(9,664)
Ameren Corp., Strike Price USD 29.06, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	10,400	(1,087)
Astrazeneca Plc, Strike Price GBP 31.20, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	7,000	(1,661)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.70, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	9,000	(594)
Axfood AB, Strike Price SEK 226.64, Expires 9/06/11, Broker UBS Securities LLC	3,600	(9,476)
Banco Santander SA, Strike Price EUR 7.68, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	17,500	(4,946)
Bank of Montreal, Strike Price CAD 61, Expires 9/19/11, Broker T.D. Securities	90	(9,796)
Bank of Nova Scotia, Strike Price CAD 58, Expires 8/22/11, Broker Bank of Montreal	52	(299)
Barclays Plc - ADR, Strike Price GBP 2.54, Expires 8/17/11, Broker Credit Suisse First Boston	21,400	(531)
BASF SE, Strike Price EUR 69.98, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	4,900	(414)
BHP Billiton Ltd. - ADR, Strike Price AUD 44.21, Expires 9/07/11, Broker Citigroup Global Markets, Inc.	7,000	(3,061)
BHP Billiton Plc, Strike Price GBP 23.88, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	5,700	(3,832)
Bouygues SA, Strike Price EUR 27.71, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	4,200	(2,626)
Bristol-Myers Squibb Co., Strike Price USD 29.45, Expires 9/06/11, Broker Credit Suisse First Boston	17,500	(6,296)
British American Tobacco Plc, Strike Price GBP 28.15, Expires 8/17/11, Broker Credit Suisse First Boston	7,000	(4,009)
Canon, Inc., Strike Price JPY 3,822.85, Expires 8/01/11, Broker Morgan Stanley & Co., Inc.	4,400	(314)
CenturyLink, Inc., Strike Price USD 39.62, Expires 9/08/11, Broker UBS Securities LLC	6,000	(1,398)
Chevron Corp., Strike Price USD 106.76, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	7,800	(16,581)
Cincinnati Financial Corp., Strike Price USD 28.78, Expires 9/08/11, Broker Societe General Securities Corp.	6,000	(1,733)
Consolidated Edison, Inc., Strike Price USD 52.43, Expires 8/10/11, Broker Morgan Stanley & Co., Inc.	7,200	(4,613)
Enbridge, Inc., Strike Price CAD 31.50, Expires 9/19/11, Broker T.D. Securities	115	(7,643)
Enel SpA, Strike Price EUR 4.18, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	25,300	(1,951)
ENI SpA, Strike Price EUR 15.84, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	18,800	(4,233)
Esprit Holdings Ltd., Strike Price HKD 23.82, Expires 9/07/11, Broker UBS Securities LLC	27,000	(2,069)
Exxon Mobil Corp., Strike Price USD 83.37, Expires 9/09/11, Broker Morgan Stanley & Co., Inc.	6,000	(4,918)
Foster’s Group Ltd., Strike Price AUD 5.17, Expires 9/07/11, Broker Citigroup Global Markets, Inc.	43,200	(3,079)
General Electric Co.:
Strike Price USD 18.90, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	12,000	(2,526)
Strike Price USD 19.06, Expires 9/08/11, Broker UBS Securities LLC	12,000	(2,482)
GlaxoSmithKline Plc, Strike Price GBP 13.66, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	13,000	(3,154)
Hang Seng Bank Ltd., Strike Price HKD 123.52, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	8,100	(1,386)
HCP, Inc. - REIT, Strike Price USD 37.18, Expires 8/26/11, Broker Banc of America Securities	5,500	(3,323)
Hennes & Mauritz AB, Class B, Strike Price SEK 217.35, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	10,200	(1,701)
Hitachi Koki Co. Ltd., Strike Price JPY 735.28, Expires 9/07/11, Broker UBS Securities LLC	14,600	(1,278)
Hopewell Holdings Ltd., Strike Price HKD 24.55, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	70,000	(7,462)
HSBC Holdings Plc, Strike Price GBP 6.29, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	51,000	(1,333)
Iberdrola SA, Strike Price EUR 5.75, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	17,000	(3,554)
Indra Sistemas SA, Strike Price EUR 13.33, Expires 9/13/11, Broker UBS Securities LLC	6,400	(6,041)
Keppel Corp. Ltd., Strike Price SGD 10.81, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	28,000	(9,608)
Kesko Oyj, Class B, Strike Price EUR 30.70, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	3,900	(528)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Koninklijke KPN NV, Strike Price EUR 9.71, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	10,400	$(4,500)
Kraft Foods, Inc., Class A, Strike Price USD 34.30, Expires 8/10/11, Broker UBS Securities LLC	3,000	(1,279)
Liberty Property Trust, Strike Price USD 32.32, Expires 8/10/11, Broker Morgan Stanley & Co., Inc.	3,500	(6,426)
Man Group Plc, Strike Price GBP 2.48, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	31,000	(581)
McDonald’s Corp., Strike Price USD 86, Expires 8/29/11, Broker Goldman Sachs & Co.	6,000	(10,752)
Merck & Co., Inc., Strike Price USD 36.75, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	4,000	(7)
Mitsui & Co. Ltd., Strike Price JPY 1,430.67, Expires 9/07/11, Broker Deutsche Bank Securities Corp.	19,500	(12,192)
Mobistar SA, Strike Price EUR 52.64, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	1,900	(4)
National Australia Bank Ltd., Strike Price AUD 24.54, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	16,900	(8,644)
National Bank of Canada, Strike Price CAD 80, Expires 8/22/11, Broker Bank of Montreal	25	(144)
Nestle SA, Strike Price CHF 52.27, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	2,700	(544)
Oracle Corp., Strike Price JPY 2,790.11, Expires 9/07/11, Broker UBS Securities LLC	5,400	(5,253)
Pfizer, Inc., Strike Price USD 21.50, Expires 8/04/11, Broker Deutsche Bank Securities Corp.	9,000	(1)
Portugal Telecom SGPS SA, Strike Price EUR 6.14, Expires 9/06/11, Broker UBS Securities LLC	17,800	(2,732)
Power Assets Holdings Ltd., Strike Price HKD 58.92, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	48,500	(34,703)
PPR, Strike Price EUR 130, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	8	(3,350)
Ratos AB, Class B, Strike Price SEK 119.53, Expires 9/06/11, Broker UBS Securities LLC	17,800	(4,355)
Ricoh Co. Ltd., Strike Price JPY 882.60, Expires 8/16/11, Broker JPMorgan Chase Securities	20,000	(890)
Royal Bank of Canada, Strike Price CAD 55, Expires 8/22/11, Broker T.D. Securities	110	(979)
Royal Dutch Shell Plc, Class A - ADR, Strike Price EUR 25.25, Expires 9/06/11, Broker UBS Securities LLC	6,400	(5,257)
RWE AG, Strike Price EUR 36.59, Expires 9/06/11, Broker Societe General Securities Corp.	1,700	(2,446)
Sanofi SA, Strike Price EUR 54.03, Expires 8/03/11, Broker UBS Securities LLC	1,800	(1,511)
Santos Ltd., Strike Price AUD 13.46, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	33,800	(9,417)
SAP AG, Strike Price EUR 41.66, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	2,900	(9,525)
Scania AB, Class B, Strike Price SEK 144.89, Expires 8/17/11, Broker UBS Securities LLC	18,000	(5,241)
Schneider Electric SA, Strike Price EUR 107.39, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	2,000	(5,691)
Scottish & Southern Energy Plc, Strike Price GBP 14.19, Expires 8/17/11, Broker Credit Suisse First Boston	14,000	(71)
Sharp Corp., Strike Price JPY 740.33, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	15,000	(1,635)
Siemens AG, Strike Price EUR 94.36, Expires 8/03/11, Broker Deutsche Bank Securities Corp.	1,800	(53)
Singapore Technologies Engineering Ltd., Strike Price SGD 2.99, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	67,000	(4,262)
Societe Generale, Strike Price EUR 39.39, Expires 8/03/11, Broker UBS Securities LLC	1,800	(36)
Solvay SA, Strike Price EUR 108.16, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	1,400	(3,671)
The Southern Co., Strike Price USD 39.45, Expires 8/09/11, Broker Morgan Stanley & Co., Inc.	2,000	(801)
Standard Chartered Plc, Strike Price GBP 16.56, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	13,400	(1,130)
Suncor Energy, Inc., Strike Price CAD 40, Expires 8/20/11, Broker T.D. Securities	15	(228)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 3,716.80, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	5,600	(3,077)
TeliaSonera AB, Strike Price SEK 44.93, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	23,600	(12,101)
Total SA, Strike Price EUR 39.40, Expires 9/13/11, Broker UBS Securities LLC	6,400	(2,587)
TransCanada Corp., Strike Price CAD 41, Expires 8/22/11, Broker T.D. Securities	47	(1,107)
United Overseas Bank Ltd., Strike Price SGD 19.59, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	10,000	(7,802)
Vinci SA, Strike Price EUR 41.74, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	5,300	(6,567)
Zurich Financial Services AG, Strike Price CHF 201.27, Expires 9/06/11, Broker Societe General Securities Corp.	570	(549)

Total Over-the-Counter Call Options Written		(333,720)

Total Options Written (Premiums Received – $773,879) – (0.6)%		(496,154)

Total Investments Net of Outstanding Options Written – 100.6%		87,680,848
Liabilities in Excess of Other Assets – (0.6)%		(516,260)

Net Assets – 100.0%		$87,164,588

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$89,737,704

Gross unrealized appreciation	$4,145,541
Gross unrealized depreciation	(5,706,243)

Net unrealized depreciation	$(1,560,702)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Represents the current yield as of report date.

4	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,624,436	2,539,929	8,164,365	$48	$6,180

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,148	EUR	39,000	Deutsche Bank Securities Corp.	8/03/11	$112
USD	6,261	CAD	6,000	Citigroup Global Markets, Inc.	8/02/11	(19)

Total						$93

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$740,791	$3,616,788	–	$4,357,579
Belgium	–	840,949	–	840,949
Canada	5,699,012	–	–	5,699,012
Finland	–	380,279	–	380,279
France	–	3,577,955	–	3,577,955
Germany	–	3,015,515	–	3,015,515
Hong Kong	1,000,552	1,079,783	–	2,080,335
Italy	–	1,385,931	–	1,385,931
Japan	–	3,736,819	–	3,736,819
Netherlands	–	370,788	–	370,788
Portugal	–	340,572	–	340,572
Singapore	12,619	1,458,562	–	1,471,181
Spain	459,957	987,940	–	1,447,897
Sweden	871,833	2,469,000	–	3,340,833
Switzerland	–	765,432	–	765,432
United Kingdom	–	6,822,232	–	6,822,232
United States	40,379,328	–	–	40,379,328
Short-Term Securities	8,164,365	–	–	8,164,365

Total	$57,328,457	$30,848,545	–	$88,177,002

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$112	–	–	$112
Liabilities:
Equity contracts	(178,567)	$(317,587)	–	(496,154)
Foreign currency exchange contracts	(19)	–	–	(19)

Total	$(178,474)	$(317,587)	–	$(496,061)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

JULY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 26, 2011